As Filed with the Securities and Exchange Commission on February 21, 2014

File No. 333-36975
File No. 811-08397

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/
PRE-EFFECTIVE AMENDMENT NO.	/ /
POST-EFFECTIVE AMENDMENT NO. 34	/X/
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/
AMENDMENT NO. 37	/X/

THE MARSICO INVESTMENT FUND

(Exact Name of Registrant as Specified in Charter)

1200 17TH STREET, SUITE 1600
DENVER, CO 80202
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-860-8686

CHRISTOPHER J. MARSICO
The Marsico Investment Fund
1200 17th Street, Suite 1600
Denver, CO  80202
(Name and address of agent for service of process)

COPIES TO:

SANDER M. BIEBER, ESQ.
Dechert LLP
1900 K Street, N.W.
Washington, D.C.  20006

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective (check the appropriate box):
[X]	Immediately upon filing pursuant to paragraph (b)	[ ]	On (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)	[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)	[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 37 to the Registration Statement of The Marsico Investment Fund (the “Trust”) on Form N-1A is being filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 36 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia, on this 21st day of February, 2014.

THE MARSICO INVESTMENT FUND
By:	/s/ Thomas F. Marsico
Thomas F. Marsico*
PRESIDENT
By:	/s/ Sander M. Bieber
Sander M. Bieber
As ATTORNEY-IN-FACT

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE
/s/ Thomas F. Marsico	Trustee, President and Chief Executive Officer	February 21, 2014
Thomas F. Marsico*
/s/ Christopher J. Marsico	Trustee, Executive Vice President and Chief Operating Officer (Principal Executive Officer)	February 21, 2014
Christopher J. Marsico***
/s/ Walter A. Koelbel, Jr.	Trustee	February 21, 2014
Walter A. Koelbel, Jr.*
/s/ Michael D. Rierson	Trustee	February 21, 2014
Michael D. Rierson*
/s/ Bruce E. Stangle	Trustee	February 21, 2014
Bruce E. Stangle****
/s/ Joseph T. Willett	Trustee	February 21, 2014
Joseph T. Willett*
/s/ Jay S. Goodgold	Trustee	February 21, 2014
Jay S. Goodgold**
/s/ Elizabeth Hoffman	Trustee	February 21, 2014
Elizabeth Hoffman**
By: /s/ Sander M. Bieber
Sander M. Bieber As ATTORNEY-IN-FACT

*	Pursuant to power of attorney filed in Registrant’s Registration Statement (333-36975) on January 31, 2006 and incorporated herein by reference.

**	Pursuant to power of attorney filed in Registrant’s Registration Statement (333-36975) on October 4, 2006 and incorporated herein by reference.

***	Pursuant to power of attorney filed in Registrant’s Registration Statement (333-36975) on December 3, 2007 and incorporated herein by reference.

****	Pursuant to power of attorney filed in Registrant’s Registration Statement (333-36975) on October 14, 2010 and incorporated herein by reference.

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase